Document And Entity Information	Aug. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	CEREVEL THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001805387
Entity Emerging Growth Company	false
Entity File Number	001-39311
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3911080
Entity Address, Address Line One	222 Jacobs Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	844
Local Phone Number	304-2048
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CERE
Security Exchange Name	NASDAQ